Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) amends the Annual Report on Form 40-F of Obsidian Energy Ltd. (the “Company”) originally filed with the Securities and Exchange Commission (“SEC”) on February 24, 2022 (the “Original Annual Report”) in order to file amended audited consolidated financial statements of the Company for the year ended December 31, 2021 for the purpose of changing the signature on the former auditors’ opinion of the document from “signed E&Y LLP” to “signed Ernst & Young LLP”. Additionally, pursuant to the rules of the SEC, this Amendment also contains (i) new certifications required by Rule 13a-14(a) or Rule 15d-14(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), (ii) new certifications required by Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and (iii) new consents from the Company’s current and former independent registered public accounting firms. Other than as discussed above and expressly set forth herein, this Amendment does not, and does not purport to, amend or restate any other information contained in the Original Annual Report nor does this Amendment reflect any events that have occurred after the Original Annual Report was filed. Accordingly, this Amendment should be read in conjunction with the Original Annual Report.
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	OBE
Entity Registrant Name	OBSIDIAN ENERGY LTD.
Entity Central Index Key	0001334388
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSEAMER
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Common Stock, Shares Outstanding	80,753,516
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Calgary AB
Document Registration Statement	false
Document Annual Report	true
Entity File Number	1-32895
Entity Address, Address Line One	Suite 200, 207 – 9th Avenue SW
Entity Address, City or Town	Calgary
Entity Address, Postal Zip Code	T2P 1K3
City Area Code	403
Local Phone Number	777-2500
Audited Annual Financial Statements	true
Annual Information Form	true
Entity Incorporation, State or Country Code	A0
Business Contact [Member]
Document Information [Line Items]
Entity Address, State or Province	WA
Contact Personnel Name	DL Services Inc.
Entity Address, Address Line One	Columbia Center
Entity Address, Address Line Two	701 Fifth Avenue, Suite 6100
Entity Address, City or Town	Seattle
Entity Address, Postal Zip Code	98104-7043
City Area Code	206
Local Phone Number	903-5448